Financial instruments recognized in the statement of financial position and related effect on the income statement	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial instruments recognized in the statement of financial position and related effect on the income statement	Financial instruments recognized in the statement of financial position and related effect on the income statement
The following tables show the carrying amounts and fair values of financial assets and financial liabilities. The tables do not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

As of June 30, 2021	Book value on the statement of financial position	Fair value through profit and loss (1)	Amortized cost (2)	Fair value
Financial assets
Non-current financial assets	40,081	40,081	—	40,081
Trade receivables and others	45,121	—	45,121	45,121
Short-term investments	15,341	15,341	—	15,341
Cash and cash equivalents	103,980	103,980	—	103,980
Total financial assets	204,523	159,402	45,121	204,524
Financial liabilities
Financial liabilities—non-current portion	14,485	—	14,485	14,485
Financial liabilities—current portion	2,017	—	2,017	2,017
Trade payables and others	17,026	—	17,026	17,026
Total financial liabilities	33,528	—	33,528	33,528

As of December 31, 2020	Book value on the statement of financial position	Fair value through profit and loss (1)	Amortized Cost (2)	Fair value
Financial assets
Non-current financial assets	38,934	38,934	—	38,934
Trade receivables and others	51,635	—	51,635	51,635
Short-term investments	14,845	14,845	—	14,845
Cash and cash equivalents	136,792	136,792	—	136,792
Total financial assets	242,206	190,571	51,635	242,206
Financial liabilities
Financial liabilities—non-current portion	16,945	—	16,945	16,945
Financial liabilities—current portion	2,142	—	2,142	2,142
Trade payables and others	29,539	—	29,539	29,539
Total financial liabilities	48,626	—	48,626	48,626

(1) The fair value of financial assets classified as fair value through profit and loss corresponds to the market value of the assets, which are primarily determined using level 2 measurements.

(2) The book amount of financial assets and liabilities measured at amortized cost was deemed to be a reasonable estimation of fair value.
In accordance with the amendments to IFRS 7, financial instruments are presented in three categories based on a hierarchy of methods used to determine fair value:

Level 1: fair value determined based on quoted prices in active markets for assets or liabilities;

Level 2: fair value determined on the observable database for the asset or liability concerned either directly or indirectly;
Level 3: fair value determined on the basis of evaluation techniques based in whole or in part on unobservable data.